Accounting Information and Policies - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Horlicks Brand [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Acquired brand value	€ 2,700
Hyperinflation restatement [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Reduction in total assets	68
Reduction in turnover	58
Reduction in operating profit	€ 23